CONTINGENCIES AND COMMITMENTS	12 Months Ended
Aug. 31, 2023
Disclosure of contingent liabilities [abstract]
CONTINGENCIES AND COMMITMENTS [Text Block]

13. CONTINGENCIES AND COMMITMENTS

The Company's remaining minimum payments under its office and equipment lease agreements in Canada and South Africa total approximately $574 to February 2029.

From year end the Company's aggregate commitments are as follows:

Payments Due by Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$118	$284	$151	$-	$553
Environmental Bonds	43	129	86	-	258
Totals	$161	$413	$237	$-	$811

Africa Wide Legal Action - Dismissed

On April 26, 2018 a transaction was completed selling 100% of the share interests in Maseve Investments 11 (Pty) Ltd. ("Maseve") to Royal Bafokeng Platinum Limited ("RBPlat") in a transaction valued at approximately US $74.0 million. Maseve owned and operated the Maseve Mine. Africa Wide Mineral Prospecting and Exploration Proprietary Limited ("Africa Wide") was required to simultaneously sell its 17.1% interest together with the Company's 82.9% interest in Maseve.

In September 2018, Africa Wide instituted legal proceedings in South Africa against PTM RSA, RBPlat and Maseve seeking to set aside the sale of Maseve. A trial to hear evidence occurred in the High Court of South Africa in October, 2021. On June 14, 2022, the High Court dismissed Africa Wide's challenge. Africa Wide appealed the ruling, which was ultimately dismissed by the South Africa Supreme Court of Appeal on November 10, 2022. Africa Wide was ordered to make payment of the defendants' costs.

On July 10, 2023, the Company received notice that Africa Wide had applied to the President of the Supreme Court of Appeal for a reconsideration of the November 10, 2022 ruling of the Supreme Court of Appeal. On October 6, 2023, the South African Supreme Court of Appeal dismissed Africa Wide's application, ruling that no exceptional circumstances warranting reconsideration or variation of the decision refusing their application for leave to appeal were established. Africa Wide was again ordered to pay costs. The Company has made no accruals for the awards of costs due to the uncertainty of the recoverable amount.